Summary of Significant Accounting Policies: Earnings (loss) Per Share Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Earnings (loss) Per Share Policy

Earnings (loss) per share

The Company has adopted ASC 260, “Earnings Per Share” (“EPS”) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation.  In the accompanying financial statements, basic earnings (loss) per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. There are no dilutive shares outstanding.